Financial Information of Guarantor Subsidiaries (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)		$ 142,554	$ 81,817	$ (102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion		257,313	220,835	207,114
Deferred income taxes		48,073	8,276	(74,704)
Excess tax benefit from stock-based compensation		(9,004)	(560)	(170)
Reduction in value of assets		46,096	32,004	212,527
Reduction in value of equity-method investments				36,486
Stock based and performance share unit compensation expense		14,032	27,207	11,785
Retirement and deferred compensation plans expense		1,990	4,825	1,550
(Earnings) losses from equity-method investments, net of cash received		(13,152)	2,905	28,606
Amortization of debt acquisition costs and note discount		25,178	23,954	21,744
Gain on sale of businesses		(8,558)	(1,083)	(2,084)
Other reconciling items, net		(6,426)	(4,708)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable		(86,814)	(89,800)	25,609
Inventory and other current assets		2,182	85,687	(51,320)
Accounts payable		40,289	20,303	(24,637)
Accrued expenses		24,961	14,754	(41,264)
Decommissioning liabilities		(504)	(1,759)
Income taxes		(1,378)	10,510	(2,301)
Other, net		15,972	20,806	29,485
Net cash provided by operating activities		492,804	455,973	276,103
Cash flows from investing activities:
Payments for capital expenditures		(484,648)	(323,244)	(286,277)
Change in restricted cash held for acquisition of a business		(785,280)
Purchases of short-term investments		(223,491)
Proceeds from sale of short-term investments		223,630
Acquisitions of businesses, net of cash acquired		(1,748)	(276,077)	(1,247)
Proceeds from sale of businesses	7,700	22,349	5,250	7,716
Cash contributed to equity-method investment				(8,694)
Other		(721)	(9,402)	(3,769)
Net cash used in investing activities		(1,249,909)	(603,473)	(292,271)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit		(100,000)	(2,000)	177,000
Proceeds from issuance of long-term debt		1,300,000
Principal payments of long-term debt		(400,810)	(810)	(810)
Payment of debt issuance costs		(24,428)	(5,182)	(2,308)
Proceeds from exercise of stock options		10,263	927	375
Excess tax benefit from stock-based compensation		9,004	560	170
Proceeds from issuance of stock through employee benefit plans		2,206	1,891	1,958
Purchase and retirement of stock				0
Other		(9,662)	(3,443)
Net cash used in financing activities		786,573	(8,057)	176,385
Effect of exchange rate changes on cash		79	(221)	1,435
Net increase (decrease) in cash and cash equivalents		29,547	(155,778)	161,652
Cash and cash equivalents at beginning of year		50,727	206,505	44,853
Cash and cash equivalents at end of year	206,505	80,274	50,727	206,505
Parent [Member]
Cash flows from operating activities:
Net income (loss)		142,554	81,817	(102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income taxes		49,946	10,650	(73,297)
Excess tax benefit from stock-based compensation		(9,004)	(560)	(170)
Earnings (losses) from consolidated subsidiaries		(218,198)	(119,801)	168,312
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accrued expenses		12	38	(469)
Income taxes		(917)	13,536	4,270
Other, net		(16)	(1,417)	1,970
Net cash provided by operating activities		(35,623)	(15,737)	(1,537)
Cash flows from investing activities:
Intercompany receivables/payables		14,485	12,359	(966)
Net cash used in investing activities		14,485	12,359	(966)
Cash flows from financing activities:
Principal payments of long-term debt				0
Proceeds from exercise of stock options		10,263	927	375
Excess tax benefit from stock-based compensation		9,004	560	170
Proceeds from issuance of stock through employee benefit plans		2,206	1,891	1,958
Other		(335)
Net cash used in financing activities		21,138	3,378	2,503
Issuer [Member]
Cash flows from operating activities:
Net income (loss)		218,198	119,801	(168,312)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion		523	515	476
Reduction in value of equity-method investments				36,486
Stock based and performance share unit compensation expense		14,032	27,207	11,785
Retirement and deferred compensation plans expense		1,990	4,825	1,550
Earnings (losses) from consolidated subsidiaries		(330,553)	(255,257)	448
(Earnings) losses from equity-method investments, net of cash received		(12,001)	9,005	27,637
Amortization of debt acquisition costs and note discount		25,154	23,954	21,744
Other reconciling items, net		(1,884)	(161)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable		(117)	275	(156)
Inventory and other current assets		(117)	163	(211)
Accounts payable		(2,348)	2,001	609
Accrued expenses		7,983	5,800	(13,381)
Other, net		(1,024)	(3,143)	6,925
Net cash provided by operating activities		(80,164)	(65,015)	(74,400)
Cash flows from investing activities:
Payments for capital expenditures		(93)
Change in restricted cash held for acquisition of a business		(785,280)
Purchases of short-term investments		(223,491)
Proceeds from sale of short-term investments		223,630
Other			2,387	(3,769)
Intercompany receivables/payables		125,015	(102,093)	64,509
Net cash used in investing activities		(660,219)	(99,706)	60,740
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit		(100,000)	(2,000)	177,000
Proceeds from issuance of long-term debt		1,300,000
Principal payments of long-term debt		(400,000)
Payment of debt issuance costs		(24,428)	(5,182)	(2,308)
Purchase and retirement of stock				0
Other		(6,132)
Net cash used in financing activities		769,440	(7,182)	174,692
Net increase (decrease) in cash and cash equivalents		29,057	(171,903)	161,032
Cash and cash equivalents at beginning of year		0	171,903	10,871
Cash and cash equivalents at end of year	171,903	29,057	0	171,903
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)		361,541	260,076	(14,960)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion		211,988	181,216	184,084
Reduction in value of assets		46,096	32,004
Earnings (losses) from consolidated subsidiaries		(2,621)	(3,555)	(2,911)
Gain on sale of businesses		(8,558)	(1,083)	(2,084)
Other reconciling items, net		(4,542)	(4,547)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable		(51,133)	(76,669)	19,940
Inventory and other current assets		5,348	89,302	(48,786)
Accounts payable		26,499	18,928	(27,786)
Accrued expenses		11,801	1,735	(27,381)
Decommissioning liabilities		(504)	(1,759)
Other, net		18,646	21,280	17,493
Net cash provided by operating activities		614,561	516,928	310,136
Cash flows from investing activities:
Payments for capital expenditures		(383,785)	(218,726)	(240,907)
Acquisitions of businesses, net of cash acquired		(1,200)	(56,560)	(1,247)
Proceeds from sale of businesses		22,349	5,250	7,716
Other		(721)	(11,537)
Intercompany receivables/payables		(250,425)	(234,733)	(76,684)
Net cash used in investing activities		(613,782)	(516,306)	(311,122)
Cash flows from financing activities:
Purchase and retirement of stock				0
Net increase (decrease) in cash and cash equivalents		779	622	(986)
Cash and cash equivalents at beginning of year		5,493	4,871	5,857
Cash and cash equivalents at end of year	4,871	6,272	5,493	4,871
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)		(28,367)	(1,264)	17,423
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion		44,802	39,104	22,554
Deferred income taxes		(1,873)	(2,374)	(1,577)
(Earnings) losses from equity-method investments, net of cash received		(1,151)	(6,100)	969
Amortization of debt acquisition costs and note discount		24
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable		(35,564)	(13,406)	5,825
Inventory and other current assets		(3,049)	(3,778)	(2,323)
Accounts payable		16,138	(626)	2,540
Accrued expenses		5,165	7,181	(33)
Income taxes		(461)	(3,026)	(6,571)
Other, net		(1,634)	4,086	3,097
Net cash provided by operating activities		(5,970)	19,797	41,904
Cash flows from investing activities:
Payments for capital expenditures		(100,770)	(104,518)	(45,370)
Acquisitions of businesses, net of cash acquired		(548)	(219,517)
Cash contributed to equity-method investment				(8,694)
Other			(252)	0
Intercompany receivables/payables		110,925	324,467	13,141
Net cash used in investing activities		9,607	180	(40,923)
Cash flows from financing activities:
Principal payments of long-term debt		(810)	(810)	(810)
Purchase and retirement of stock				0
Other		(3,195)	(3,443)
Net cash used in financing activities		(4,005)	(4,253)	(810)
Effect of exchange rate changes on cash		79	(221)	1,435
Net increase (decrease) in cash and cash equivalents		(289)	15,503	1,606
Cash and cash equivalents at beginning of year		45,234	29,731	28,125
Cash and cash equivalents at end of year	29,731	44,945	45,234	29,731
Consolidation, Eliminations [Member]
Cash flows from operating activities:
Net income (loss)		(551,372)	(378,613)	165,849
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Earnings (losses) from consolidated subsidiaries		$ 551,372	$ 378,613	$ (165,849)